Credit facilities and long-term debt - Reconciliation of Changes Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	$ 408,211	$ 459,911	$ 437,124
Cash Flows	19,115	(83,573)	(21,661)
Foreign Exchange	(22,220)	12,085	(19,670)
Mark-to-Market	22,441	(13,907)	20,236
Interest Expense	24,985	23,731	18,107
New Leases	12,305	11,678	26,041
Other	(16)	(1,714)	(266)
Liabilities arising from financing activities at end of period	464,821	408,211	459,911
Changes in liabilities
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	409,413	462,093	436,637
Cash Flows	35,655	(98,244)	(2,324)
Foreign Exchange	(22,220)	12,055	(19,670)
Mark-to-Market	0	0	0
Interest Expense	25,056	23,545	21,818
New Leases	12,305	11,678	26,041
Other	(26)	(1,714)	(409)
Liabilities arising from financing activities at end of period	460,183	409,413	462,093
Borrowings
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	343,932	394,506	382,696
Cash Flows	48,939	(83,046)	11,104
Foreign Exchange	(22,220)	12,055	(19,670)
Mark-to-Market	0	0	0
Interest Expense	21,258	20,498	19,780
New Leases	0	0	0
Other	(79)	(81)	596
Liabilities arising from financing activities at end of period	391,830	343,932	394,506
Lease liabilities
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	65,481	67,587	53,941
Cash Flows	(13,284)	(15,198)	(13,428)
Foreign Exchange	0	0	0
Mark-to-Market	0	0	0
Interest Expense	3,798	3,047	2,038
New Leases	12,305	11,678	26,041
Other	53	(1,633)	(1,005)
Liabilities arising from financing activities at end of period	68,353	65,481	67,587
Derivative financial instruments
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	3,126	13,575	16,877
Cash Flows	(16,783)	3,272	(19,827)
Foreign Exchange	0	0	0
Mark-to-Market	22,441	(13,907)	20,236
Interest Expense	(71)	186	(3,711)
New Leases	0	0	0
Other	10	0	0
Liabilities arising from financing activities at end of period	8,723	3,126	13,575
Financial instrument collateral
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	(4,328)	(15,757)	(16,390)
Cash Flows	243	11,399	490
Foreign Exchange	0	30	0
Mark-to-Market	0	0	0
Interest Expense	0	0	0
New Leases	0	0	0
Other	0	0	143
Liabilities arising from financing activities at end of period	(4,085)	(4,328)	(15,757)
Other financing activities
Changes In Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	(1,202)	(2,182)	487
Cash Flows	(16,540)	14,671	(19,337)
Foreign Exchange		30	0
Mark-to-Market	22,441	(13,907)	20,236
Interest Expense	(71)	186	(3,711)
New Leases	0	0	0
Other	10	0	143
Liabilities arising from financing activities at end of period	$ 4,638	$ (1,202)	$ (2,182)